WILMERHALE
Robert A. Schwed
+1 212 937 7276 (t)
+1 212 230 8888 (f)
robert.schwed@wilmerhale.com
November 9, 2006
VIA ELECTRONIC SUBMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Ocean Power Technologies, Inc. Registration Statement on Form S-1

Ladies and Gentlemen:
     Submitted herewith for filing on behalf of Ocean Power Technologies, Inc. (the “Company”) is a Registration Statement on Form S-1 relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of shares of Common Stock of the Company.
     This filing is being effected by direct transmission to the Commission’s EDGAR System. On November 9, 2006, in anticipation of this filing, the Company caused the filing fee of $10,700 to be wire transferred to the Commission’s account at the Mellon Bank in Pittsburgh.
     The Registration Statement relates to the Company’s initial public offering of securities. It is the intent of the Company and the managing underwriters of the proposed offering to have the Registration Statement declared effective as early as possible.
     Acceleration requests may be made orally, and the Company and the managing underwriters of the proposed offering have authorized us to represent on their behalf that they are aware of their obligations under the Securities Act with respect thereto.
     Please contact the undersigned or Corey C. DuFresne of WilmerHale’s Boston office at (617) 526-6039 with any questions or comments you may have regarding this filing.
Very truly yours,
/s/ ROBERT A. SCHWED
Robert A. Schwed

cc:	Dr. George W. Taylor, Ocean Power Technologies, Inc. Charles F. Dunleavy, Ocean Power Technologies, Inc. Corey C. DuFresne, WilmerHale Jennifer Berrent, WilmerHale

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